Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information	Segment Information
13(1)    General information
The Group's chief operating decision maker who allocates resources and assesses performance of the Group as a whole, has identified that the Group has only one reportable operating segment.
13(2)    Geographical information
The Group derives revenue by geographical location for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025
	Revenue	Revenue	Revenue
United States	$24,992	$25,142	$25,978
Americas_Others (Note)	4,937	6,669	8,285
Europe	13,777	16,586	20,284
Asia-Pacific	8,553	10,109	12,021
Others	1,246	1,696	2,586
	$53,505	$60,202	$69,154
Note. Americas_Others includes in North and South America, excluding the United States.
Geographical information on the revenue shows the location in which sales were generated.
The Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, by geographical location as of December 31, 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
	Non-current assets	Non-current assets
United States	$5	$4,896
Asia-Pacific	1,066	1,349
Europe	—	2
	$1,071	$6,247
As of December 31, 2025, the Group’s non‑current assets in Taiwan mainly comprise property, plant and equipment, right‑of‑use assets and intangible assets. In the United States, the non‑current assets primarily consist of goodwill and unpatented technology recognized from the acquisition of Wannaby in 2025.
13(3)    Major customer information
There is no major customer of the Group (exceed 10% of revenue) for the years ended December 31, 2023, 2024 and 2025.